8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS	12 Months Ended
Jan. 31, 2020
Notes
8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS

8.SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS

Authorized Share Capital:  100,000,000 common shares without par value

During the year ended January 31, 2020, the Company did not announce or complete any private placements.

During the year ended January 31, 2019, the Company did not announce or complete any private placements.

Option based payments

During the fiscal year ended January 31, 2004, the Company adopted an equity settled stock option plan whereby the Company can reserve approximately 20% of its outstanding shares for issuance to Eligible Persons (as defined by the policies of the TSX Venture Exchange and/or National Instrument 45-106).  Under the plan, the exercise price of each option equals the market price of the Company’s stock as calculated on the date of grant.  These options can be granted for a maximum term of 10 years.

During the year ended January 31, 2020, 320,000 stock options were exercised (2019 - nil) at an averaged exercise price of $1.00 (2019 - $nil) for total proceeds of $320,000 (2019 - $nil).

During the year ended January 31, 2020, 30,000 stock options were cancelled (2019 - $nil) at an exercise price of $1.00 (2019 - $nil).

During the year ended January 31, 2020, 700,000 stock options were granted (2019 - 100,000) at an exercise price of $3.00 (2019 - $1.00).

If all the outstanding options were exercised, the Company would receive $4,375,000.

Stock option transactions are summarized as follows:

	2020		2019		2018
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	2,625,000	$1.00	2,525,000	$1.00	2,425,000	$1.00
Granted	700,000	$3.00	100,000	$1.00	100,000	$1.00
Cancelled	(30,000)	$1.00	-	-	-	-
Exercised	(320,000)	$1.00	-	-	-	-

Outstanding, end of year	2,975,000	$1.47	2,625,000	$1.00	2,525,000	$1.00

Options exercisable, end of year	2,975,000	$1.47	2,625,000	$1.00	2,525,000	$1.00

Weighted average remaining life of outstanding options granted in years		1.35		2.52		3.44

Weighted average fair value per option granted		$0.78		$0.75		$0.66

The following stock options were outstanding at January 31, 2020:

Number of Options Outstanding	Number Currently Exercisable	Exercise Price	Expiry Date

700,000	700,000	$3.00	October 30, 2020
100,000	100,000	$1.00	February 20, 2021
2,075,000	2,075,000	$1.00	July 18, 2021
100,000	100,000	$1.00	June 26, 2023

Option based payment expense

Total option based payments recognized during the year ended January 31, 2020 was $545,662 (2019 – $75,426; 2018 – $66,419) which has been recorded in the statements of operations as option based payments with corresponding contributed surplus recorded in shareholders' equity.

The fair value of stock options granted during the year ended January 31, 2020 was $545,662 (2019 – $75,426; 2018 – $66,419) which has been recognized as option based payments.

The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted during the years:

	2020	2019	2018

Risk-free interest rate	1.56%	1.93%	1.17%
Expected life of options	1 year	5 years	4 years
Annualized volatility	118.49%	103.17%	94.66%
Dividends	0.00%	0.00%	0.00%

Warrants

Warrant transactions are summarized as follows:

	2020		2019		2018
	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price

Outstanding, beginning of year	1,575,565	$1.00	2,004,965	$1.07	429,400	$1.82
Amended-old	-	-	-	-	(138,900)	$(2.50)
Amended-new	-	-	-	-	138,900	$1.00
Granted	-	-	-	-	1,575,565	$1.00
Expired	-	-	(355,900)	$1.41	-	-
Exercised	(1,575,565)	$1.00	(73,500)	$1.00	-	-
Outstanding, end of year	-	-	1,575,565	$1.00	2,004,965	$1.07

No share purchase warrants were outstanding and exercisable at January 31 2020.